Finance Income - Summary of Finance Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Material Income And Expense [Abstract]
Interest income	$ 235,468	$ 372,001	$ 480,453
Total finance income	$ 235,468	$ 372,001	$ 480,453